Deferred Cost	12 Months Ended
Mar. 31, 2022
Deferred Cost [Abstract]
DEFERRED COST

NOTE 6 – DEFERRED COST

As of March 31, 2022 and 2021, deferred cost of $0 and $547,807, respectively, represented the financing costs the Company paid to third-parties for financing activity. The Company expensed the deferred cost for the year ended March 31, 2022 in general and administrative expenses as the financing activity was terminated and management believed the balance of deferred cost was not collectible.